Allowance for Credit Losses - Summary of Expected Credit Allowance Activity (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($)
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	$ 23,198
Credit loss expense	14,090
Recoveries	3,461
Write-Offs	(22,405)
Other	289	[1]
Ending balance	18,633
Accounts Receivable, Net
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	7,994
Credit loss expense	12,975
Recoveries	1,064
Write-Offs	(18,056)
Other	101	[1]
Ending balance	4,078
Settlement Receivables, Net
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	4,082	[2]
Credit loss expense	2,660	[2]
Recoveries	2,397	[2]
Write-Offs	(4,306)	[2]
Other	87	[1],[2]
Ending balance	4,920	[2]
Financial Guarantee Contracts and Other
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	11,122
Credit loss expense	(1,545)
Recoveries	0
Write-Offs	(43)
Other	101	[1]
Ending balance	$ 9,635

[1]	Other mainly relates to the impact of foreign exchange.
[2]	Recoveries / (losses) from freestanding credit enhancements related to Settlement receivables, net, were ($185) and ($48) for the three months ended June 30, 2025 and 2024, respectively, and $218 and ($337) for the six months ended June 30, 2025 and 2024, respectively. Recoveries from freestanding credit enhancements related to Settlement receivables, net are recorded separately from expected credit losses in "Selling, general and administrative" in the unaudited condensed consolidated statement of comprehensive loss.